INCOME TAXES (Details 1) - USD ($)	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Bad debt allowance recorded for accounts receivable	$ 272,557	$ 247,227	$ 152,657
Total	$ 272,557	$ 247,227	$ 152,657